Property, furniture and equipment, net - Summary of movement of property, furniture and equipment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 950,943	S/ 622,525
Transfer (to) from investment property	(4,182)		S/ 2,251
Disposals, write-offs and others
Ending balance	844,427	950,943	622,525
Net book value	844,427	622,525	622,525
Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	185,217
Net book value	185,217
Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	243,050
Net book value	243,050
Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	131,368
Net book value	131,368
Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	402
Net book value	402
Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	28,187
Net book value	28,187
Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	64,874
Net book value	64,874
Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	190,087
Net book value	190,087
Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	1,242
Net book value	1,242
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,800,466	1,352,599	1,313,554
Effect for adoption of IFRS 16		341,746
Additions	75,441	135,145	72,709
Disposals, write-offs and others	(89,960)	(29,024)	(35,915)
Ending balance	1,781,765	1,800,466	1,352,599
Net book value	1,781,765	1,352,599	1,313,554
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	188,093
Transfer (to) from investment property	(1,193)
Disposals, write-offs and others	(1,683)
Ending balance	185,217	188,093
Net book value	185,217	188,093
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	539,306
Additions	9,246
Transfers	17,434
Transfer (to) from investment property	(2,669)
Disposals, write-offs and others	(15,303)
Ending balance	548,014	539,306
Net book value	548,014	539,306
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	614,317
Additions	22,247
Transfers	22,032
Transfer (to) from investment property	(320)
Disposals, write-offs and others	(16,567)
Ending balance	641,709	614,317
Net book value	641,709	614,317
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,559
Disposals, write-offs and others	(295)
Ending balance	1,264	1,559
Net book value	1,264	1,559
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,485
Additions	20,878
Transfers	(39,466)
Disposals, write-offs and others	(1,710)
Ending balance	28,187	48,485
Net book value	28,187	48,485
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,146
Additions	3,135
Ending balance	69,281	66,146
Net book value	66,146	66,146
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	340,268
Additions	19,935
Disposals, write-offs and others	(54,402)
Ending balance	305,801	340,268
Net book value	340,268	340,268
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,292
Ending balance	2,292	2,292
Net book value	2,292	2,292
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(849,523)	(730,074)	(700,915)
Transfer (to) from investment property	360		7,288
Disposals, write-offs and others	49,376	27,602	34,797
Depreciation of the year	(137,551)	(147,051)	(71,244)
Ending balance	(937,338)	(849,523)	(730,074)
Net book value	(937,338)	(730,074)	S/ (700,915)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(299,393)
Transfers	199
Transfer (to) from investment property	308
Disposals, write-offs and others	14,865
Depreciation of the year	(20,943)
Ending balance	(304,964)	(299,393)
Net book value	(304,964)	(299,393)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(475,359)
Transfers	(199)
Transfer (to) from investment property	52
Disposals, write-offs and others	15,834
Depreciation of the year	(50,669)
Ending balance	(510,341)	(475,359)
Net book value	(510,341)	(475,359)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,031)
Disposals, write-offs and others	293
Depreciation of the year	(124)
Ending balance	(862)	(1,031)
Net book value	(862)	(1,031)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,235)
Depreciation of the year	(2,172)
Ending balance	(4,407)	(2,235)
Net book value	(2,235)	(2,235)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(71,028)
Disposals, write-offs and others	18,384
Depreciation of the year	(63,070)
Ending balance	(115,714)	(71,028)
Net book value	(71,028)	(71,028)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(477)
Depreciation of the year	(573)
Ending balance	(1,050)	(477)
Net book value	S/ (477)	S/ (477)